UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-173

DODGE & COX FUNDS

(Exact name of registrant as specified in charter)

555 California Street, 40th Floor

San Francisco, CA 94104

(Address of principal executive offices)

Thomas M. Mistele, Esq.

Secretary

555 California Street, 40th Floor

San Francisco, CA 94104

(Name and address of agent for service)

Registrant’s telephone number, including area code: 415-981-1710

Date of fiscal year end: December 31, 2006

Date of reporting period: September 30, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The following is the schedule of investments as of September 30, 2006 for the Dodge & Cox Funds, a Delaware statutory trust, consisting of four series: Dodge & Cox Stock Fund, Dodge & Cox International Stock Fund, Dodge & Cox Balanced Fund and Dodge & Cox Income Fund.

DODGE & COX STOCK FUND

Portfolio of Investments (unaudited)	September 30, 2006

COMMON STOCKS: 95.2%

	SHARES	VALUE
CONSUMER DISCRETIONARY: 21.6%
AUTOMOBILES & COMPONENTS: 0.5%
Honda Motor Co., Ltd. ADR(b) (Japan)	9,050,300	$304,361,589

CONSUMER DURABLES & APPAREL: 5.8%
Koninklijke Philips Electronics NV (Netherlands)	3,221,090	112,770,361
Matsushita Electric Industrial Co., Ltd. ADR(b) (Japan)	65,764,700	1,389,608,111
Nike, Inc., Class B	3,625,000	317,622,500
Sony Corp. ADR(b) (Japan)	37,017,700	1,494,034,372
Thomson ADR(b) (France)	6,586,000	103,466,060
VF Corp.	1,906,990	139,114,920

		3,556,616,324
CONSUMER SERVICES: 2.4%
McDonald’s Corp.	36,733,900	1,437,030,168

MEDIA: 10.4%
Comcast Corp., Class A(a)	60,418,191	2,226,410,338
Discovery Holdings Co., Series A(a)	1,119,213	16,183,820
EchoStar Communications Corp.(a)	8,239,670	269,766,796
Interpublic Group of Companies, Inc.(a),(c)	27,499,200	272,242,080
Liberty Capital, Series A(a)	2,396,380	200,265,477
News Corp., Class A	91,295,238	1,793,951,427
Time Warner, Inc.	86,628,400	1,579,235,732

		6,358,055,670
RETAILING: 2.5%
Federated Department Stores, Inc.	11,119,006	480,452,249
Gap, Inc.	24,753,600	469,080,720
Genuine Parts Co.(c)	8,931,300	385,206,969
Liberty Interactive, Series A(a)	8,853,900	180,442,482

		1,515,182,420

		13,171,246,171
CONSUMER STAPLES: 3.8%
FOOD & STAPLES RETAILING: 2.3%
Wal-Mart Stores, Inc.	27,798,900	1,371,041,748

FOOD, BEVERAGE & TOBACCO: 1.0%
Unilever NV(b) (Netherlands)	24,511,700	601,517,118

HOUSEHOLD & PERSONAL PRODUCTS: 0.5%
Avon Products, Inc.	10,466,000	320,887,560

		2,293,446,426
ENERGY: 8.8%
Baker Hughes, Inc.	11,503,300	784,525,060
Chevron Corp.	24,196,971	1,569,415,539
ConocoPhillips	11,456,900	682,029,257
Exxon Mobil Corp.	9,203,500	617,554,850
Occidental Petroleum Corp.	10,277,800	494,464,958
Royal Dutch Shell PLC ADR(b) (United Kingdom)	10,407,864	711,689,740
Schlumberger, Ltd.	7,860,064	487,559,770

		5,347,239,174

	SHARES	VALUE
FINANCIALS: 14.5%
BANKS: 3.5%
Golden West Financial Corp.	9,075,700	$701,097,825
Wachovia Corp.	18,456,200	1,029,855,960
Wells Fargo & Co.	12,061,000	436,366,980

		2,167,320,765
DIVERSIFIED FINANCIALS: 3.5%
Capital One Financial Corp.	12,300,478	967,555,599
Citigroup, Inc.	23,574,600	1,170,950,382

		2,138,505,981
INSURANCE: 6.7%
Aegon NV(b) (Netherlands)	35,594,301	668,105,030
Chubb Corp.	11,446,600	594,765,336
Genworth Financial, Inc., Class A	8,845,000	309,663,450
Loews Corp.	18,115,900	686,592,610
MBIA, Inc.	2,993,176	183,900,733
Safeco Corp.	5,545,000	326,766,850
St. Paul Travelers Companies, Inc.	22,745,350	1,066,529,462
UnumProvident Corp.	11,719,700	227,244,983

		4,063,568,454
REAL ESTATE: 0.8%
Equity Office Properties Trust(c)	12,381,900	492,304,344

		8,861,699,544
HEALTH CARE: 16.5%
HEALTH CARE EQUIPMENT & SERVICES: 6.7%
Becton, Dickinson & Co.	4,210,850	297,580,770
Cardinal Health, Inc.(c)	20,952,350	1,377,407,489
HCA, Inc.(c)	23,884,800	1,191,612,672
Health Management Associates, Inc.(c)	12,370,000	258,533,000
WellPoint, Inc.(a)	12,480,700	961,637,935

		4,086,771,866
PHARMACEUTICALS & BIOTECHNOLOGY: 9.8%
Bristol-Myers Squibb Co.	21,145,650	526,949,598
GlaxoSmithKline PLC ADR(b) (United Kingdom)	13,163,800	700,709,074
Pfizer, Inc.	71,009,345	2,013,825,024
Sanofi-Aventis ADR(b) (France)	30,679,000	1,364,295,130
Schering-Plough Corp.	19,939,600	440,465,764
Thermo Electron Corp.(a),(c)	9,111,300	358,347,429
Wyeth	11,339,900	576,520,516

		5,981,112,535

		10,067,884,401

Dodge & Cox Stock Fund / 1

Portfolio of Investments (unaudited)	September 30, 2006

COMMON STOCKS (continued)

	SHARES	VALUE
INDUSTRIALS: 8.7%
CAPITAL GOODS: 3.8%
American Power Conversion Corp.(c)	13,409,652	$294,475,958
General Electric Co.	17,100,000	603,630,000
Masco Corp.	12,908,500	353,951,070
Tyco International, Ltd.	30,465,500	852,729,345
Volvo AB ADR(b) (Sweden)	3,751,400	223,958,580

		2,328,744,953
COMMERCIAL SERVICES & SUPPLIES: 0.7%
Pitney Bowes, Inc.	9,412,850	417,648,154

TRANSPORTATION: 4.2%
FedEx Corp.	11,556,300	1,255,938,684
Union Pacific Corp.(c)	15,120,650	1,330,617,200

		2,586,555,884

		5,332,948,991
INFORMATION TECHNOLOGY: 13.7%
SOFTWARE & SERVICES: 3.2%
BMC Software, Inc.(a),(c)	11,021,966	300,017,915
Computer Sciences Corp.(a),(c)	12,858,900	631,629,168
Compuware Corp.(a),(c)	19,312,600	150,445,154
Electronic Data Systems Corp.(c)	34,711,300	851,121,076

		1,933,213,313
TECHNOLOGY, HARDWARE & EQUIPMENT: 10.5%
Avaya, Inc.(a),(c)	31,094,924	355,725,930
Dell, Inc.(a)	28,739,033	656,399,514
Hewlett-Packard Co.	67,842,334	2,489,135,234
Hitachi, Ltd. ADR(b) (Japan)	5,590,400	325,752,608
Kyocera Corp. ADR(b) (Japan)	61,400	5,252,156
Motorola, Inc.	30,338,200	758,455,000
NCR Corp.(a)	7,404,000	292,309,920
Sun Microsystems, Inc.(a)	104,256,544	518,155,024
Xerox Corp.(a),(c)	64,145,600	998,105,536

		6,399,290,922

		8,332,504,235
MATERIALS: 5.2%
Akzo Nobel NV ADR(b),(c) (Netherlands)	12,807,223	787,516,142
Alcoa, Inc.	7,860,683	220,413,551
Cemex SAB de CV ADR(b) (Mexico)	3,748,260	112,747,661
Dow Chemical Co.	31,989,980	1,246,969,421
International Paper Co.	6,923,400	239,757,342
Nova Chemicals Corp.(b),(c) (Canada)	4,740,470	145,579,834
Rohm and Haas Co.	9,162,100	433,825,435

		3,186,809,386

	SHARES	VALUE
TELECOMMUNICATION SERVICES: 1.0%
Vodafone Group PLC ADR(b) (United Kingdom)	25,799,637	$589,779,702

		589,779,702
UTILITIES: 1.4%
Duke Energy Corp.	19,319,590	583,451,618
FirstEnergy Corp.	4,474,700	249,956,742

		833,408,360
TOTAL COMMON STOCKS (Cost $42,405,239,241)		58,016,966,390

SHORT-TERM INVESTMENTS: 4.4%

	PAR VALUE
SSgA Prime Money Market Fund	$60,633,027	60,633,027
State Street Repurchase Agreement 4.75%, 10/2/06, maturity value $2,166,925,402 (collateralized by U.S. Treasury Securities, value $2,209,400,109, 3.50%-8.875%, 8/15/09-2/15/26)	2,166,068,000	2,166,068,000
United States Treasury Bills
12/28/06	225,000,000	222,393,000
3/29/07	225,000,000	219,613,219

TOTAL SHORT-TERM INVESTMENTS (Cost $2,668,707,246)		2,668,707,246

TOTAL INVESTMENTS (Cost $45,073,946,487)	99.6%	60,685,673,636
OTHER ASSETS LESS LIABILITIES	0.4%	283,386,237

TOTAL NET ASSETS	100.0%	$60,969,059,873

(a)	Non-income producing
(b)	Security issued by a foreign entity, denominated in U.S. dollars
(c)	See Notes to Portfolio of Investments regarding holdings of 5% voting securities

ADR: American Depository Receipt

Notes to Portfolio of Investments (unaudited)

Security valuation. The Fund’s net assets are valued as of the close of trading on the New York Stock Exchange (NYSE), generally 4:00 p.m. Eastern Time, each day that the NYSE is open for business. Stocks are valued at the official quoted close price or the last sale of the day at the close of the NYSE or, if not available, at the mean between the exchange-listed bid and ask prices for the day. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Security values are not discounted based on the size of the Fund’s position. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or at the direction of the Board of Trustees. Short-term securities are valued at amortized cost which approximates current value. All securities held by the Fund are denominated in U.S. dollars.

Security transactions. Security transactions are recorded on the trade date.

Income tax matters. At September 30, 2006, the cost of investments for federal income tax purposes was equal to the cost for financial reporting purposes. Net unrealized appreciation aggregated $15,611,727,149, of which $15,754,429,625 represented appreciated securities and $142,702,476 represented depreciated securities.

Holdings of 5% voting securities. Each of the companies listed below is considered to be an affiliate of the Fund because the Fund owned 5% or more of the company’s voting securities during the nine-month period ended September 30, 2006. Transactions during the period in securities of affiliated companies were as follows:

	Shares at Beginning of Period	Additions	Reductions	Shares at End of Period	Dividend Income(a)		Value at End of Period
Akzo Nobel NV ADR (Netherlands)	16,294,523	4,500	(3,491,800)	12,807,223	$12,466,780		$—	(c)
American Power Conversion Corp.	6,347,281	7,062,371	—	13,409,652	2,776,119		294,475,958
Avaya, Inc.	31,552,500	13,800	(471,376)	31,094,924	—	(b)	355,725,930
BMC Software, Inc.	15,440,000	5,500	(4,423,534)	11,021,966	—	(b)	300,017,915
Cardinal Health, Inc.	20,444,350	508,000		20,952,350	4,953,084		1,377,407,489
Computer Sciences Corp.	12,853,900	5,000	—	12,858,900	—	(b)	631,629,168
Compuware Corp.	19,297,600	15,000	—	19,312,600	—	(b)	150,445,154
Dillard’s, Inc. Class A	5,161,600	—	(5,161,600)	—	138,245		—	(c)
Electronic Data Systems Corp.	34,697,300	14,000	—	34,711,300	5,205,295		851,121,076
Engelhard Corp.	8,265,600	—	(8,265,600)	—	991,872		—	(c)
Equity Office Properties Trust	23,332,200	9,000	(10,959,300)	12,381,900	19,488,249		—	(c)
Fluor Corp.	4,362,050	—	(4,362,050)	—	—		—	(c)
Genuine Parts Co.	8,926,300	5,000	—	8,931,300	9,039,566		385,206,969
HCA, Inc.	20,475,800	3,409,000	—	23,884,800	10,663,672		1,191,612,672
Health Management Associates, Inc.	—	12,370,000	—	12,370,000	1,343,832		258,533,000
Interpublic Group of Companies, Inc.	17,478,300	10,020,900	—	27,499,200	—	(b)	272,242,080
Nova Chemicals Corp. (Canada)	4,737,970	2,500	—	4,740,470	1,063,680		145,579,834
Thermo Electron Corp.	8,906,800	204,500	—	9,111,300	—	(b)	358,347,429
Union Pacific Corp.	14,815,250	305,400	—	15,120,650	13,365,345		1,330,617,200
Whirlpool Corp.	3,558,750	—	(3,558,750)	—	1,530,263		—	(c)
Xerox Corp.	64,118,600	27,000	—	64,145,600	—	(b)	998,105,536

					$83,026,002		$8,901,067,410

(a)	Net of foreign taxes, if any
(b)	Non-income producing
(c)	Company was not an affiliate at the end of the period

Other. For more information regarding the Fund and its holdings, please see the Fund’s most recent prospectus and semi-annual report.

DODGE & COX INTERNATIONAL STOCK FUND

Portfolio of Investments (unaudited)	September 30, 2006

COMMON STOCKS: 92.8%

	SHARES	VALUE
CONSUMER DISCRETIONARY: 14.2%
AUTOMOBILES & COMPONENTS: 2.0%
Honda Motor Co., Ltd. ADR(b) (Japan)	14,530,800	$488,670,804

CONSUMER DURABLES & APPAREL: 7.9%
Consorcio Ara SA de CV(c) (Mexico)	22,105,000	108,554,571
Corporación Geo SA de CV, Series B(a),(c) (Mexico)	42,105,400	177,130,685
Koninklijke Philips Electronics NV (Netherlands)	2,857,183	100,249,874
Matsushita Electric Industrial Co., Ltd. (Japan)	26,991,000	571,238,095
Sony Corp. (Japan)	11,237,600	454,736,322
Thomson(c) (France)	13,868,792	217,894,646
Yamaha Corp.(c) (Japan)	14,851,000	312,421,037

		1,942,225,230
MEDIA: 4.3%
Grupo Televisa SA de CV ADR(b) (Mexico)	17,731,720	376,976,367
News Corp., Class A (United States)	34,773,192	683,293,223

		1,060,269,590

		3,491,165,624
CONSUMER STAPLES: 7.2%
FOOD & STAPLES RETAILING: 2.1%
Tesco PLC (United Kingdom)	75,664,379	510,012,890

FOOD, BEVERAGE & TOBACCO: 4.4%
Cott Corp.(a),(b),(c) (Canada)	3,830,800	65,774,836
Fomento Economico Mexicano SA de CV ADR(b) (Mexico)	2,714,058	263,100,783
Nestle SA (Switzerland)	1,321,000	460,598,984
Tiger Brands, Ltd. (South Africa)	6,402,043	116,307,377
Unilever NV(b) (Netherlands)	7,451,700	182,864,718

		1,088,646,698
HOUSEHOLD & PERSONAL PRODUCTS: 0.7%
Aderans Co., Ltd.(c) (Japan)	2,733,200	70,802,895
Avon Products, Inc. (United States)	3,450,000	105,777,000

		176,579,895

		1,775,239,483
ENERGY: 6.6%
Norsk Hydro ASA ADR(b) (Norway)	14,110,500	317,627,355
Royal Dutch Shell PLC ADR(b) (United Kingdom)	7,718,400	510,186,240
Schlumberger, Ltd. (United States)	6,708,000	416,097,240
Total SA (France)	5,702,000	374,174,499

		1,618,085,334
FINANCIALS: 20.8%
BANKS: 13.9%
DBS Group Holdings, Ltd. (Singapore)	29,042,000	351,082,260
Grupo Financiero Banorte SA (Mexico)	43,834,600	137,197,434
HSBC Holdings PLC (United Kingdom)	32,500,000	592,996,847
Kasikornbank PCL Foreign (Thailand)	51,743,400	95,043,115
Kasikornbank PCL NVDR (Thailand)	60,787,500	108,419,074

	SHARES	VALUE
Kookmin Bank ADR(b) (South Korea)	3,433,300	$267,900,399
Mitsubishi UFJ Financial Group ADR(b) (Japan)	41,416,500	530,545,365
Royal Bank of Scotland Group PLC (United Kingdom)	16,300,972	561,283,674
Shinsei Bank, Ltd. (Japan)	69,953,000	426,380,190
Standard Bank Group, Ltd. (South Africa)	25,796,234	257,705,661
Standard Chartered PLC (United Kingdom)	3,455,000	88,495,529

		3,417,049,548
DIVERSIFIED FINANCIALS: 2.0%
Credit Suisse Group (Switzerland)	8,415,000	486,884,922

INSURANCE: 4.9%
Aegon NV (Netherlands)	13,823,868	259,259,316
Converium Holdings AG(c) (Switzerland)	8,918,646	108,411,707
Standard Life PLC(a) (United Kingdom)	13,925,343	70,592,985
Swiss Life Holding (Switzerland)	1,100,000	257,307,369
Swiss Reinsurance(a) (Switzerland)	6,715,795	513,976,234

		1,209,547,611

		5,113,482,081
HEALTH CARE: 6.3%
HEALTH CARE EQUIPMENT & SERVICES: 0.8%
Mediceo Paltac Holdings Co., Ltd. (Japan)	9,329,200	191,125,198

PHARMACEUTICALS & BIOTECHNOLOGY: 5.5%
GlaxoSmithKline PLC ADR(b) (United Kingdom)	9,977,200	531,086,356
Sanofi-Aventis (France)	9,309,000	828,660,736

		1,359,747,092

		1,550,872,290
INDUSTRIALS: 9.7%
CAPITAL GOODS: 5.1%
CNH Global NV(b) (Netherlands)	2,108,520	48,938,749
Nexans SA(c) (France)	1,866,440	162,240,065
Sulzer AG(c) (Switzerland)	290,121	231,201,229
Toto, Ltd.(c) (Japan)	28,657,000	270,255,221
Volvo AB, Series B (Sweden)	8,411,600	501,035,514
Wienerberger AG (Austria)	913,801	43,151,701

		1,256,822,479
TRANSPORTATION: 4.6%
Central Japan Railway Co. (Japan)	45,550	485,866,666
Nippon Yusen Kabushiki Kaisha (Japan)	41,100,000	250,166,349
TNT NV (Netherlands)	10,600,000	402,030,403

		1,138,063,418

		2,394,885,897

Portfolio of Investments (unaudited)	September 30, 2006

COMMON STOCKS (continued)

	SHARES	VALUE
INFORMATION TECHNOLOGY: 12.2%
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT: 2.3%
Infineon Technologies AG(a),(c) (Germany)	47,027,800	$557,574,485

TECHNOLOGY, HARDWARE & EQUIPMENT: 9.9%
Brother Industries, Ltd.(c) (Japan)	19,244,000	241,924,571
Canon, Inc. (Japan)	2,222,050	115,875,793
Epcos AG(a),(c) (Germany)	5,178,100	78,858,781
Hitachi, Ltd. (Japan)	90,998,000	530,773,520
Kyocera Corp. (Japan)	663,300	56,770,057
LG.Philips LCD Co., Ltd. ADR(a),(b) (South Korea)	15,014,300	249,087,237
Nokia Oyj (Finland)	29,012,500	576,120,767
Nortel Networks Corp.(a),(b) (Canada)	48,880,400	112,424,920
Oce NV(c) (Netherlands)	7,318,524	117,488,085
Seiko Epson Corp.(c) (Japan)	13,406,900	365,462,163

		2,444,785,894

		3,002,360,379
MATERIALS: 11.6%
Akzo Nobel NV (Netherlands)	3,936,100	242,471,251
Arkema(a),(c) (France)	3,400,263	160,438,576
BASF AG (Germany)	5,360,400	429,246,904
Bayer AG (Germany)	6,797,000	346,481,413
BHP Billiton, Ltd. (Australia)	3,785,078	72,302,685
Cemex SAB de CV ADR(b) (Mexico)	1,607,900	48,365,632
Imperial Chemical Industries PLC (United Kingdom)	38,945,762	289,675,184
Lafarge SA (France)	3,321,025	428,703,019
Lanxess AG(a) (Germany)	4,092,359	175,658,438
Makhteshim-Agan Industries, Ltd.(c) (Israel)	27,072,892	133,722,802
Nova Chemicals Corp. (Canada)	1,587,900	48,656,296
Rinker Group, Ltd. (Australia)	25,118,565	260,219,963
Yara International ASA (Norway)	14,268,710	216,437,699

		2,852,379,862
TELECOMMUNICATION SERVICES: 3.6%
Bezeq Israeli Telecommunication Corp., Ltd. (Israel)	88,000,000	110,097,115
KT Corp. ADR(b) (South Korea)	14,958,400	321,156,848
Vodafone Group PLC ADR(b) (United Kingdom)	19,896,562	454,835,407

		886,089,370
UTILITIES: 0.6%
Centrica PLC (United Kingdom)	22,100,000	134,585,031

		134,585,031

TOTAL COMMON STOCKS (Cost $19,555,461,578)		22,819,145,351

PREFERRED STOCKS: 3.0%

	SHARES	VALUE
CONSUMER STAPLES: 0.4%
FOOD, BEVERAGE & TOBACCO: 0.4%
Sadia SA ADR(b) (Brazil)	3,719,400	$102,915,798

		102,915,798
ENERGY: 1.9%
Petroleo Brasileiro SA ADR(b) (Brazil)	4,426,000	331,241,840
Ultrapar Participacoes SA ADR(b) (Brazil)	6,819,785	120,982,986

		452,224,826
FINANCIALS: 0.7%
BANKS: 0.7%
Uniao de Bancos Brasileiros SA GDR(b) (Brazil)	2,316,500	171,421,000

		171,421,000

TOTAL PREFERRED STOCKS (Cost $418,480,444)		726,561,624

SHORT-TERM INVESTMENTS: 4.1%

	PAR VALUE	VALUE
SSgA Prime Money Market Fund	$24,430,286	24,430,286
State Street Repurchase Agreement 4.75%, 10/2/06, maturity value $991,293,232 (collateralized by U.S. Treasury Securities, value $1,010,720,616, 4.875%-8.75%, 8/15/09-11/15/21)	990,901,000	990,901,000

TOTAL SHORT-TERM INVESTMENTS (Cost $1,015,331,286)		1,015,331,286

TOTAL INVESTMENTS (Cost $20,989,273,308)	99.9%	24,561,038,261
OTHER ASSETS LESS LIABILITIES	0.1%	15,950,929

TOTAL NET ASSETS	100.0%	$24,576,989,190

(a)	Non-income producing
(b)	Security issued by a foreign entity, denominated in U.S. dollars
(c)	See Notes to Portfolio of Investments regarding holdings of 5% voting securities

ADR: American Depository Receipt

GDR: Global Depository Receipt

NVDR: Non Voting Depository Receipt

Notes to Portfolio of Investments (unaudited)

Security valuation.    The Fund’s net assets are valued as of the close of trading on the New York Stock Exchange (NYSE), generally 4:00 p.m. Eastern Time, each day that the NYSE is open for business. Listed securities are valued at the official quoted close price or the last sale on the date of determination on the principal exchange on which such securities are traded or, if not available, at the mean between the exchange listed bid and ask prices for the day. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Security values are not discounted based on the size of the Fund’s position. Short-term securities are valued at amortized cost which approximates current value.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using prevailing exchange rates. As a result, the Fund’s net asset value (NAV) may be affected by changes in the value of currencies in relation to the U.S. dollar.

If market quotations are not readily available or if a security’s value has materially changed after the close of the security’s primary market but before the close of trading on the NYSE, the security is valued at fair value as determined in good faith by or at the direction of the Board of Trustees. The Fund may use fair value pricing in calculating its NAV when, for example, (i) the primary market for a security is closed or if trading of a security is suspended or limited, (ii) the Fund determines that the price provided by a pricing service is inaccurate or unreliable, or (iii) the Fund determines that a significant event affecting the value of a security has occurred before the close of the NYSE but after the close of the security’s primary market. An event is considered significant if there is both an affirmative expectation that the security’s value will materially change in response to the event and a reasonable basis for quantifying a resulting change in value. For securities that do not trade during NYSE hours, fair value determinations are based on analyses of market movements after the close of those securities’ primary markets, and include reviews of developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. Pricing services are used to obtain closing market prices and to compute certain fair value adjustments utilizing computerized pricing models. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. In addition, fair values may not reflect the price that the Fund could obtain for a security if it were to dispose of that security at the time of pricing.

Security transactions.    Security transactions are recorded on the trade date.

Income tax matters.    At September 30, 2006, the cost of investments for federal income tax purposes was equal to the cost for financial reporting purposes. Net unrealized appreciation aggregated $3,571,764,953, of which $3,902,712,048 represented appreciated securities and $330,947,095 represented depreciated securities.

Holdings of 5% voting securities.    Each of the companies listed below is considered to be an affiliate of the Fund because the Fund owned 5% or more of the company’s voting securities during the nine-month period ended September 30, 2006. Transactions during the period in securities of affiliated companies were as follows:

	Shares at Beginning of Period	Additions	Reductions	Shares at End of Period	Dividend Income(a)		Value at End of Period
Aderans Co., Ltd. (Japan)	2,733,200	—	—	2,733,200	$1,019,637		$70,802,895
Arkema (France)	—	3,400,263	—	3,400,263	—	(b)	160,438,576
Brother Industries, Ltd. (Japan)	19,244,000	—	—	19,244,000	1,989,968		241,924,571
Consorcio Ara SA de CV (Mexico)	20,679,800	1,425,200	—	22,105,000	7,163,631		108,554,571
Converium Holdings AG (Switzerland)	8,918,646	—	—	8,918,646	454,837		108,411,707
Corporación Geo SA de CV, Series B (Mexico)	42,105,400	—	—	42,105,400	—	(b)	177,130,685
Cott Corp. (Canada)	—	4,285,100	(454,300)	3,830,800	—	(b)	65,774,836
Elior (France)	6,958,147	1,307,812	(8,265,959)	—	1,271,406		—	(c)
Epcos AG (Germany)	2,796,500	2,381,600	—	5,178,100	—	(b)	78,858,781
Infineon Technologies AG (Germany)	20,500,000	26,527,800	—	47,027,800	—	(b)	557,574,485
Makhteshim-Agan Industries, Ltd. (Israel)	19,300,000	7,772,892	—	27,072,892	3,023,794		133,722,802
Nexans SA (France)	1,616,440	250,000	—	1,866,440	1,853,699		162,240,065
Oce NV (Netherlands)	6,718,524	600,000	—	7,318,524	2,918,772		117,488,085
Seiko Epson Corp. (Japan)	9,254,100	4,173,100	(20,300)	13,406,900	3,277,804		365,462,163
Sulzer AG (Switzerland)	290,121	—	—	290,121	2,071,399		231,201,229
Thomson (France)	8,240,015	5,628,777	—	13,868,792	5,305,021		217,894,646
Toto, Ltd. (Japan)	15,654,000	13,003,000	—	28,657,000	2,836,569		270,255,221
Yamaha Corp. (Japan)	10,576,000	8,275,000	(4,000,000)	14,851,000	2,667,212		312,421,037

					$35,853,749		$3,380,156,355

(a)  Net of foreign taxes, if any    (b) Non-income producing    (c) Company was not an affiliate at the end of the period

Other.    For more information regarding the Fund and its holdings, please see the Fund’s most recent prospectus and semi-annual report.

DODGE & COX BALANCED FUND

Portfolio of Investments (unaudited)	September 30, 2006

COMMON STOCKS: 63.0%

	SHARES	VALUE
CONSUMER DISCRETIONARY: 14.3%
AUTOMOBILES & COMPONENTS: 0.4%
Honda Motor Co., Ltd. ADR(b) (Japan)	2,863,300	$96,292,779

CONSUMER DURABLES & APPAREL: 3.8%
Koninklijke Philips Electronics NV (Netherlands)	928,000	32,489,280
Matsushita Electric Industrial Co., Ltd. ADR(b) (Japan)	18,008,200	380,513,266
Nike, Inc., Class B	1,007,000	88,233,340
Sony Corp. ADR(b) (Japan)	10,293,600	415,449,696
Thomson ADR(b) (France)	1,900,000	29,849,000
VF Corp.	614,779	44,848,128

		991,382,710
CONSUMER SERVICES: 1.6%
McDonald’s Corp.	10,869,850	425,228,532

MEDIA: 6.7%
Comcast Corp., Class A(a)	16,681,716	614,721,235
Discovery Holdings Co., Series A(a)	396,378	5,731,626
EchoStar Communications Corp.(a)	2,345,365	76,787,250
Interpublic Group of Companies, Inc.(a)	6,817,000	67,488,300
Liberty Capital, Series A(a)	683,129	57,089,090
News Corp., Class A	25,007,900	491,405,235
Time Warner, Inc.	22,784,600	415,363,258

		1,728,585,994
RETAILING: 1.8%
Federated Department Stores, Inc.	3,448,272	148,999,833
Gap, Inc.	7,002,800	132,703,060
Genuine Parts Co.	2,945,750	127,050,198
Liberty Interactive, Series A(a)	2,697,300	54,970,974
Sherwin-Williams Co.	400	22,312

		463,746,377

		3,705,236,392
CONSUMER STAPLES: 2.4%
FOOD & STAPLES RETAILING: 1.4%
Wal-Mart Stores, Inc.	7,418,300	365,870,556

FOOD, BEVERAGE & TOBACCO: 0.7%
Unilever NV(b) (Netherlands)	6,863,500	168,430,290

HOUSEHOLD & PERSONAL PRODUCTS: 0.3%
Avon Products, Inc.	2,767,700	84,857,682

		619,158,528
ENERGY: 5.8%
Baker Hughes, Inc.	3,202,117	218,384,379
Chevron Corp.	6,786,802	440,191,978
ConocoPhillips	3,366,600	200,413,698
Exxon Mobil Corp.	2,500,000	167,750,000
Occidental Petroleum Corp.	2,925,000	140,721,750
Royal Dutch Shell PLC ADR(b) (United Kingdom)	3,116,127	213,080,764
Schlumberger, Ltd.	2,174,597	134,890,252

		1,515,432,821

	SHARES	VALUE
FINANCIALS: 9.8%
BANKS: 2.5%
Golden West Financial Corp.	3,025,700	$233,735,325
Wachovia Corp.	5,309,500	296,270,100
Wells Fargo & Co.	3,121,900	112,950,342

		642,955,767
DIVERSIFIED FINANCIALS: 2.3%
Capital One Financial Corp.	3,640,800	286,385,328
Citigroup, Inc.	6,480,900	321,906,303

		608,291,631
INSURANCE: 4.5%
Aegon NV(b) (Netherlands)	9,988,470	187,483,582
Chubb Corp.	3,384,224	175,844,279
Genworth Financial, Inc., Class A	2,448,000	85,704,480
Loews Corp.	5,167,500	195,848,250
MBIA, Inc.	805,168	49,469,522
Safeco Corp.	1,410,200	83,103,086
St. Paul Travelers Companies, Inc.	6,652,900	311,954,481
UnumProvident Corp.	3,795,400	73,592,806

		1,163,000,486
REAL ESTATE: 0.5%
Equity Office Properties Trust	3,456,000	137,410,560

		2,551,658,444
HEALTH CARE: 11.1%
HEALTH CARE EQUIPMENT & SERVICES: 4.5%
Becton, Dickinson & Co.	1,317,900	93,135,993
Cardinal Health, Inc.	6,141,400	403,735,636
HCA, Inc.	6,803,800	339,441,582
Health Management Associates, Inc.	3,054,400	63,836,960
WellPoint, Inc.(a)	3,523,000	271,447,150

		1,171,597,321
PHARMACEUTICALS & BIOTECHNOLOGY: 6.6%
Bristol-Myers Squibb Co.	6,050,550	150,779,706
GlaxoSmithKline PLC ADR(b) (United Kingdom)	3,875,400	206,287,542
Pfizer, Inc.	19,436,367	551,215,368
Sanofi-Aventis ADR(b) (France)	8,450,000	375,771,500
Schering-Plough Corp.	5,527,150	122,094,744
Thermo Electron Corp.(a)	3,335,850	131,198,980
Wyeth	3,366,800	171,168,112

		1,708,515,952

		2,880,113,273

Portfolio of Investments (unaudited)	September 30, 2006

COMMON STOCKS (continued)

	SHARES	VALUE
INDUSTRIALS: 5.6%
CAPITAL GOODS: 2.4%
American Power Conversion Corp.	3,504,720	$76,963,651
General Electric Co.	4,700,000	165,910,000
Masco Corp.	3,151,000	86,400,420
Tyco International, Ltd.	8,065,600	225,756,144
Volvo AB ADR(b) (Sweden)	1,029,700	61,473,090

		616,503,305
COMMERCIAL SERVICES & SUPPLIES: 0.4%
Pitney Bowes, Inc.	2,606,650	115,657,061

TRANSPORTATION: 2.8%
FedEx Corp.	3,225,250	350,520,170
Union Pacific Corp.	4,373,700	384,885,600

		735,405,770

		1,467,566,136
INFORMATION TECHNOLOGY: 9.0%
SOFTWARE & SERVICES: 2.2%
BMC Software, Inc.(a)	3,044,295	82,865,710
Computer Sciences Corp.(a)	3,916,400	192,373,568
Compuware Corp.(a)	6,938,700	54,052,473
Electronic Data Systems Corp.	10,083,700	247,252,324

		576,544,075
TECHNOLOGY, HARDWARE & EQUIPMENT: 6.8%
Avaya, Inc.(a)	9,335,100	106,793,544
Dell, Inc.(a)	8,057,900	184,042,436
Hewlett-Packard Co.	18,450,031	676,931,637
Hitachi, Ltd. ADR(b) (Japan)	1,430,000	83,326,100
Kyocera Corp. ADR(b) (Japan)	16,700	1,428,518
Motorola, Inc.	8,427,700	210,692,500
NCR Corp.(a)	2,231,850	88,113,438
Sun Microsystems, Inc.(a)	28,086,400	139,589,408
Xerox Corp.(a)	18,304,050	284,811,018

		1,775,728,599

		2,352,272,674
MATERIALS: 3.5%
Akzo Nobel NV ADR(b) (Netherlands)	3,527,051	216,878,366
Alcoa, Inc.	2,275,650	63,809,226
Cemex SAB de CV ADR(b) (Mexico)	1,000,700	30,101,056
Dow Chemical Co.	8,520,259	332,119,696
International Paper Co.	2,372,900	82,173,527
Nova Chemicals Corp.(b) (Canada)	1,442,870	44,310,538
Rohm and Haas Co.	2,810,700	133,086,645

		902,479,054
TELECOMMUNICATION SERVICES: 0.6%
Vodafone Group PLC ADR(b) (United Kingdom)	6,825,350	156,027,501

		156,027,501
UTILITIES: 0.9%
Duke Energy Corp.	5,410,800	163,406,160
FirstEnergy Corp.	1,245,100	69,551,286

		232,957,446

TOTAL COMMON STOCKS (Cost $11,496,675,268)		16,382,902,269

FIXED-INCOME SECURITIES: 32.4%

	PAR VALUE	VALUE
U.S. TREASURY AND GOVERNMENT RELATED: 6.3%
U.S. TREASURY: 5.3%
U.S. Treasury Notes
3.50%, 11/15/06	$28,500,000	$28,451,008
2.875%, 11/30/06	113,000,000	112,620,433
3.125%, 1/31/07	400,000,000	397,531,200
3.375%, 2/15/08	200,000,000	196,226,600
3.75%, 5/15/08	350,000,000	344,544,900
3.625%, 7/15/09	307,000,000	299,073,260

		1,378,447,401
GOVERNMENT RELATED: 1.0%
Arkansas Dev. Fin. Auth. GNMA Guaranteed Bonds 9.75%, 11/15/14	4,086,630	4,440,083
Small Business Administration (504)
Series 96-20L, 6.70%, 12/1/16	2,779,830	2,865,378
Series 97-20F, 7.20%, 6/1/17	4,312,867	4,489,562
Series 97-20I, 6.90%, 9/1/17	5,756,773	5,971,836
Series 98-20D, 6.15%, 4/1/18	7,907,868	8,091,602
Series 98-20I, 6.00%, 9/1/18	3,462,514	3,535,463
Series 99-20F, 6.80%, 6/1/19	5,409,310	5,632,038
Series 00-20D, 7.47%, 4/1/20	14,490,306	15,272,557
Series 00-20E, 8.03%, 5/1/20	6,143,042	6,598,618
Series 00-20G, 7.39%, 7/1/20	9,020,457	9,526,138
Series 00-20I, 7.21%, 9/1/20	5,866,617	6,200,788
Series 01-20E, 6.34%, 5/1/21	14,002,640	14,504,485
Series 01-20G, 6.625%, 7/1/21	10,734,390	11,227,179
Series 03-20J, 4.92%, 10/1/23	21,690,842	21,386,517
Series 05-20F, 4.57%, 6/1/25	46,370,013	44,469,028
Series 05-20K, 5.36%, 11/1/25	37,697,559	37,872,547
Series 06-20D, 5.64%, 4/1/26	52,785,000	53,933,607

		256,017,426

		1,634,464,827
MORTGAGE-RELATED SECURITIES: 14.6%
FEDERAL AGENCY CMO & REMIC: 1.5%
Dept. of Veterans Affairs
Trust 1995-1A 1, 7.212%, 2/15/25	1,364,724	1,419,095
Trust 1995-2C 3A, 8.793%, 6/15/25	747,869	808,839
Fannie Mae
Trust 1992-4H, 7.50%, 2/25/07	125,366	125,306
SMBS I-1, 6.50%, 4/1/09	42,273	42,309
Trust 2003-37 HA, 5.00%, 7/25/13	15,040,798	14,987,114
Trust (GN) 1994-13J, 7.00%, 6/17/22	284,187	283,813
Trust 1993-207 G, 6.15%, 4/25/23	3,809,123	3,817,528
Trust 2002-73 PM, 5.00%, 12/25/26	23,689,588	23,540,507
Trust 2002-33 A1, 7.00%, 6/25/32	6,162,920	6,360,979
Trust 2005-W4 1A2, 6.50%, 8/25/35	39,886,590	40,908,728
Trust 2001-T7 A1, 7.50%, 2/25/41	6,050,404	6,278,637
Trust 2001-T8 A1, 7.50%, 7/25/41	6,593,814	6,841,440
Trust 2001-W3 A, 7.00%, 9/25/41	2,528,610	2,594,513
Trust 2002-W6 2A1, 7.00%, 6/25/42	6,266,230	6,455,905
Trust 2002-W8 A2, 7.00%, 6/25/42	6,724,781	6,916,904
Trust 2003-W2 1A1, 6.50%, 7/25/42	13,038,471	13,305,478

Portfolio of Investments (unaudited)	September 30, 2006

FIXED-INCOME SECURITIES (continued)

	PAR VALUE	VALUE
Fannie Mae (continued)
Trust 2003-W2 1A2, 7.00%, 7/25/42	$5,386,370	$5,514,616
Trust 2003-W4 4A, 7.50%, 10/25/42	7,949,058	8,258,687
Trust 2004-T1 1A2, 6.50%, 1/25/44	11,671,564	11,926,408
Trust 2004-W2 5A, 7.50%, 3/25/44	30,576,896	32,022,578
Freddie Mac
Series 1236 H, 7.25%, 4/15/07	235,184	235,661
Series 1512 I, 6.50%, 5/15/08	1,197,497	1,195,904
Series 1539 PL, 6.50%, 5/15/08	106,241	106,060
Series 2100 GS, 6.50%, 12/15/13	10,043,145	10,280,220
Series 2430 UC, 6.00%, 9/15/16	17,151,568	17,303,718
Series 1078 GZ, 6.50%, 5/15/21	1,324,090	1,342,876
Series (GN) 16 PK, 7.00%, 8/25/23	15,237,268	15,563,702
Series 2550 QP, 5.00%, 3/15/26	11,434,005	11,388,798
Series T-48 1A4, 5.538%, 7/25/33	98,133,419	97,693,290
Series T-051 1A, 6.50%, 9/25/43	635,664	647,343
Series T-59 1A1, 6.50%, 10/25/43	38,441,874	39,054,230

		387,221,186
FEDERAL AGENCY MORTGAGE PASS-THROUGH: 13.1%
Fannie Mae, 10 Year
6.00%, 1/1/12-10/1/14	36,221,286	36,557,377
Fannie Mae, 15 Year
5.50%, 1/1/14-12/1/19	283,872,000	284,983,093
6.00%, 12/1/13-6/1/19	570,787,749	577,758,616
6.50%, 1/1/13-11/1/18	206,578,480	210,950,407
7.00%, 12/1/07-11/1/18	21,791,072	22,393,226
7.50%, 9/1/15-8/1/17	68,460,076	71,004,494
Fannie Mae, 20 Year
6.50%, 1/1/22	10,827,362	11,015,447
Fannie Mae, 30 Year
3.854%, 6/1/34	69,608,645	67,374,829
4.766%, 1/1/35	12,984,227	12,875,116
4.843%, 8/1/35	13,893,706	13,763,465
5.00%, 3/1/34	273,188,193	263,431,999
5.041%, 7/1/35	152,212,473	151,447,608
5.066%, 7/1/35	59,085,681	58,829,643
5.318%, 1/1/36	62,635,071	62,563,063
5.50%, 6/1/33	60,852,040	60,120,527
6.00%, 4/1/35-6/1/35	423,437,347	426,539,492
6.50%, 12/1/32	225,694,215	230,761,942
7.50%, 9/1/07-7/1/19	206,956	208,517
8.00%, 1/1/09	88,889	89,595
Fannie Mae Multifamily DUS
Pool 555728, 4.019%, 8/1/13	424,704	399,548
Pool 555162, 4.834%, 1/1/13	17,690,542	17,399,690
Pool 555316, 4.874%, 2/1/13	5,908,102	5,825,187
Pool 760762, 4.89%, 4/1/12	16,115,000	15,640,097
Pool 735387, 4.925%, 4/1/15	13,972,713	13,749,250
Pool 555148, 4.968%, 1/1/13	4,741,315	4,694,695
Pool 555806, 5.105%, 10/1/13	3,688,751	3,672,486
Pool 461628, 5.32%, 4/1/14	10,599,087	10,637,474
Pool 462086, 5.355%, 11/1/15	28,769,446	28,960,229
Pool 545316, 5.636%, 12/1/11	5,170,633	5,268,996
Pool 323350, 5.65%, 11/1/08	2,010,231	2,012,549

	PAR VALUE	VALUE
Fannie Mae Multifamily DUS (continued)
Pool 545387, 5.878%, 1/1/12	$8,065,417	$8,302,964
Pool 545258, 5.937%, 11/1/11	1,208,522	1,245,045
Pool 380735, 5.965%, 10/1/08	20,268,641	20,381,206
Pool 545685, 6.016%, 4/1/12	30,474,119	31,361,960
Pool 323492, 6.02%, 1/1/09	4,334,524	4,371,001
Freddie Mac, 30 Year
8.00%, 2/1/08-11/1/10	131,514	132,198
8.25%, 2/1/17	11,376	11,387
8.75%, 5/1/10	33,043	33,857
Freddie Mac Gold, 15 Year
5.50%, 8/1/14-1/1/17	37,219,961	37,403,939
6.00%, 10/1/13-10/1/18	179,719,733	181,467,669
6.50%, 7/1/14-3/1/18	79,414,193	81,022,432
7.00%, 5/1/08-4/1/15	2,988,052	3,014,323
7.75%, 7/25/21	1,493,242	1,561,386
Freddie Mac Gold, 30 Year
3.806%, 5/1/34	24,468,153	23,781,511
4.813%, 10/1/35	36,613,759	36,324,620
5.00%, 8/1/33	105,196,330	101,606,505
5.397%, 11/1/35	67,394,368	67,513,702
6.50%, 9/1/18-4/1/33	132,737,479	135,746,950
7.47%, 3/17/23	476,464	492,439
8.50%, 1/1/23	107,235	111,675
Ginnie Mae, 30 Year
7.50%, 1/15/08-10/15/25	5,779,730	5,992,016
7.97%, 4/15/20-1/15/21	2,557,753	2,698,709

		3,415,506,151
PRIVATE LABEL CMO & REMIC SECURITIES: 0.0%(e)
Union Planters Mortgage Finance Corp. 7.70%, 12/25/24	4,771,237	4,921,566

		3,807,648,903
CORPORATE: 11.5%
FINANCIALS: 2.8%
BankAmerica Capital II(c) 8.00%, 12/15/26, callable 2006	17,355,000	18,099,651
BankAmerica Capital VI(c) 5.625%, 3/8/35	10,000,000	9,273,160
BankAmerica Capital XI(c) 6.625%, 5/23/36	15,000,000	15,824,610
Boston Properties, Inc.
6.25%, 1/15/13	49,070,000	50,935,298
5.625%, 4/15/15	29,500,000	29,481,120
5.00%, 6/1/15	2,890,000	2,757,387
CIGNA Corp.
7.00%, 1/15/11	14,705,000	15,518,569
6.375%, 10/15/11	17,820,000	18,444,840
7.65%, 3/1/23	9,745,000	10,881,277
7.875%, 5/15/27	12,970,000	15,197,857
8.30%, 1/15/33	9,050,000	10,787,157
Citicorp Capital I(c) 7.933%, 2/15/27, callable 2007	16,440,000	17,179,208
Citigroup, Inc. (First Nationwide) 10.00%, 10/1/06	4,945,000	4,945,000

Portfolio of Investments (unaudited)	September 30, 2006

FIXED-INCOME SECURITIES (continued)

	PAR VALUE	VALUE
EOP Operating Limited Partnership(f)
8.10%, 8/1/10	$10,000,000	$10,858,780
7.00%, 7/15/11	40,675,000	43,056,847
6.75%, 2/15/12	19,933,000	20,927,856
5.875%, 1/15/13	41,205,000	41,684,915
4.75%, 3/15/14	15,000,000	14,188,380
HSBC Holdings PLC 6.50%, 5/2/36	23,000,000	24,415,834
JPMorgan Chase (Bank One) Capital III(c) 8.75%, 9/1/30	23,760,000	31,093,833
Kaupthing Bank 7.125%, 5/19/16(d)	65,000,000	68,326,635
Safeco Corp.
4.875%, 2/1/10	15,131,000	14,974,258
7.25%, 9/1/12	13,672,000	14,969,145
St. Paul Travelers Companies, Inc.
8.125%, 4/15/10 (St. Paul)	19,885,000	21,657,092
5.00%, 3/15/13 (Travelers)	10,250,000	10,010,980
5.50%, 12/1/15	9,160,000	9,041,451
6.25%, 6/20/16	22,000,000	22,939,290
UnumProvident Corp.
7.625%, 3/1/11	15,330,000	16,355,025
6.85%, 11/15/15(d) (Unum Finance plc)	10,200,000	10,467,719
7.19%, 2/1/28 (Unum)	8,500,000	8,119,829
7.25%, 3/15/28 (Provident Companies)	12,130,000	12,414,497
6.75%, 12/15/28 (Unum)	27,430,000	26,551,444
7.375%, 6/15/32	19,470,000	20,246,444
Wellpoint, Inc. 5.25%, 1/15/16	72,210,000	70,751,214

		732,376,602
INDUSTRIALS: 7.7%
AT&T Corp.
7.30%, 11/15/11	27,972,000	30,318,375
8.00%, 11/15/31	97,500,000	119,169,862
Comcast Corp.
5.30%, 1/15/14	63,050,000	61,401,116
5.85%, 11/15/15	26,500,000	26,492,474
5.90%, 3/15/16	22,880,000	22,890,548
6.50%, 1/15/17	27,500,000	28,705,627
Cox Communications, Inc.
5.45%, 12/15/14	75,530,000	72,958,430
5.50%, 10/1/15	15,265,000	14,709,629
Dillard’s, Inc.
6.30%, 2/15/08	6,000,000	6,000,000
7.85%, 10/1/12	14,000,000	14,455,000
7.13%, 8/1/18	10,831,000	10,614,380
7.875%, 1/1/23	8,860,000	8,727,100
7.75%, 7/15/26	50,000	48,125
7.75%, 5/15/27	550,000	530,750
7.00%, 12/1/28	15,486,000	14,150,333
Dow Chemical Co.
4.027%, 9/30/09(d)	33,950,000	32,680,100
6.00%, 10/1/12	5,800,000	5,996,997
7.375%, 11/1/29	35,170,000	41,069,381
Electronic Data Systems Corp. 6.50%, 8/1/13	44,885,000	45,532,511

	PAR VALUE	VALUE
Federated Department Stores, Inc. (May Department Stores)
7.625%, 8/15/13	$5,900,000	$6,443,974
7.45%, 10/15/16	9,300,000	10,078,875
8.50%, 6/1/19	3,339,000	3,934,177
7.875%, 3/1/30	14,335,000	16,199,310
6.90%, 1/15/32	54,484,000	55,795,375
6.70%, 7/15/34	13,025,000	12,958,182
8.125%, 8/15/35, callable 2015	12,825,000	13,859,311
7.875%, 8/15/36, callable 2016	10,440,000	11,153,250
Ford Motor Credit Co.
7.375%, 2/1/11	124,555,000	119,551,377
7.25%, 10/25/11	137,315,000	129,498,481
GMAC
7.75%, 1/19/10	13,145,000	13,468,945
6.875%, 9/15/11	173,670,000	172,749,896
HCA, Inc.
8.75%, 9/1/10	27,750,000	28,027,500
7.875%, 2/1/11	23,798,000	22,756,838
6.95%, 5/1/12	14,090,000	12,346,363
6.30%, 10/1/12	11,400,000	9,647,250
6.25%, 2/15/13	47,740,000	39,862,900
6.75%, 7/15/13	27,400,000	23,187,250
5.75%, 3/15/14	20,420,000	16,029,700
6.50%, 2/15/16	22,000,000	17,600,000
Hess Corp. (Amerada Hess) 7.875%, 10/1/29	26,780,000	31,646,756
Hewlett-Packard Co. 5.50%, 7/1/07	21,210,000	21,229,492
Lafarge SA 6.50%, 7/15/16	27,590,000	28,507,643
Liberty Media Corp.
8.50%, 7/15/29	32,630,000	33,165,099
4.00%, 11/15/29, exchangeable	18,975,000	12,594,656
8.25%, 2/1/30	4,440,000	4,431,861
3.75%, 2/15/30, exchangeable	35,755,000	22,257,488
Lockheed Martin Corp.
7.65%, 5/1/16	18,500,000	21,489,841
7.75%, 5/1/26	8,500,000	10,423,984
6.15%, 9/1/36(d)	7,000,000	7,335,279
Raytheon Co. 6.75%, 8/15/07	20,476,000	20,697,673
Time Warner, Inc. (AOL Time Warner)
7.625%, 4/15/31	101,940,000	112,610,060
7.70%, 5/1/32	79,490,000	88,769,504
Wyeth
6.95%, 3/15/11 (American Home Products)	7,950,000	8,453,664
5.50%, 3/15/13	24,500,000	24,612,871
5.50%, 2/1/14	70,724,000	70,857,951
Xerox Corp.
7.125%, 6/15/10	18,425,000	19,162,000
6.875%, 8/15/11	135,655,000	139,724,650
6.40%, 3/15/16	10,000,000	9,950,000
7.20%, 4/1/16	10,100,000	10,605,000

		1,990,125,164

Portfolio of Investments (unaudited)	September 30, 2006

FIXED-INCOME SECURITIES (continued)

	PAR VALUE	VALUE
TRANSPORTATION: 1.0%
Burlington Northern Santa Fe Railway
4.30%, 7/1/13	$7,320,000	$6,884,233
8.251%, 1/15/21	1,413,117	1,660,497
4.967%, 4/1/23	14,736,700	14,436,468
5.72%, 1/15/24	27,550,000	28,219,465
5.629%, 4/1/24	31,540,000	32,225,676
5.342%, 4/1/24	20,600,000	20,611,124
Consolidated Rail Corp. 6.76%, 5/25/15, callable 2005	3,911,184	4,124,539
CSX Transportation, Inc. 9.75%, 6/15/20	5,351,000	7,216,626
FedEx Corp. 6.72%, 1/15/22	5,545,032	5,964,791
Norfolk Southern Corp.
7.70%, 5/15/17	13,000,000	15,188,173
9.75%, 6/15/20	7,389,000	10,049,587
Union Pacific Corp.
6.125%, 1/15/12	15,720,000	16,277,635
6.50%, 4/15/12	3,550,000	3,749,148
5.375%, 5/1/14	2,935,000	2,928,238
4.875%, 1/15/15	8,320,000	8,020,754
6.33%, 1/2/20	36,315,663	38,108,567
5.866%, 7/2/30	36,924,000	38,795,194

		254,460,715

		2,976,962,481

TOTAL FIXED-INCOME SECURITIES (Cost $8,411,796,658)		8,419,076,211

SHORT-TERM INVESTMENTS: 4.3%

	PAR VALUE	VALUE
SSgA Prime Money Market Fund	$25,806,935	$25,806,935
State Street Repurchase Agreement 4.75%, 10/2/06, maturity value $946,856,649 (collateralized by U.S. Treasury Securities, value $965,420,585, 4.875%-8.75%, 5/31/11-8/15/20)	946,482,000	946,482,000
United States Treasury Bills
12/28/06	75,000,000	74,131,000
3/29/07	75,000,000	73,204,406

TOTAL SHORT-TERM INVESTMENTS (Cost $1,119,624,341)		1,119,624,341

TOTAL INVESTMENTS (Cost $21,028,096,267)	99.7%	25,921,602,821
OTHER ASSETS LESS LIABILITIES	0.3%	63,235,856

TOTAL NET ASSETS	100.0%	$25,984,838,677

(a)	Non-income producing
(b)	Security issued by a foreign entity, denominated in U.S. dollars
(c)	Cumulative preferred security
(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2006, all such securities in total represented $118,809,733 or 0.5% of total net assets.
(e)	Rounds to 0.0%
(f)	EOP Operating LP is the operating partnership of Equity Office Properties Trust.

When two issuers are identified, the first name refers to the acquirer/successor obligor or guarantor, and the second name (within the parentheses) refers to the original issuer of the instrument.

ADR: American Depository Receipt

CMO: Collateralized Mortgage Obligation

REMIC: Real Estate Mortgage Investment Conduit

Notes to Portfolio of Investments (unaudited)

Security valuation. The Fund’s net assets are valued as of the close of trading on the New York Stock Exchange (NYSE), generally 4:00 p.m. Eastern Time, each day that the NYSE is open for business. Stocks are valued at the official quoted close price or the last sale of the day at the close of the NYSE or, if not available, at the mean between the exchange-listed bid and ask prices for the day. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Fixed-income securities with original maturities of one year or more are priced on the basis of valuations furnished by pricing services which utilize both dealer-supplied valuations and electronic data processing techniques. Under certain circumstances, fixed-income securities that are not valued by pricing services are temporarily valued by the investment manager utilizing both dealer-supplied valuations and electronic data processing techniques. Valuations of fixed-income securities take into account appropriate factors such as institutional-size trading markets in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data and do not rely exclusively upon exchange or over-the-counter listed prices. Security values are not discounted based on the size of the Fund’s position. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or at the direction of the Board of Trustees. Short-term securities are valued at amortized cost which approximates current value. All securities held by the Fund are denominated in U.S. dollars.

Security transactions. Security transactions are recorded on the trade date.

Income tax matters. At September 30, 2006, the cost of investments for federal income tax purposes was equal to the cost for financial reporting purposes. Net unrealized appreciation aggregated $4,893,506,554, of which $5,034,325,959 represented appreciated securities and $140,819,405 represented depreciated securities.

Other. For more information regarding the Fund and its holdings, please see the Fund’s most recent prospectus and semi-annual report.

Dodge & Cox Income Fund

Portfolio of Investments (unaudited)	September 30, 2006

FIXED-INCOME SECURITIES: 98.1%

	PAR VALUE	VALUE
U.S. TREASURY AND GOVERNMENT RELATED: 20.7%
U.S. TREASURY: 18.0%
U.S. Treasury Notes
3.125%, 1/31/07	$300,000,000	$298,148,400
6.625%, 5/15/07	240,000,000	242,334,480
3.00%, 11/15/07	475,000,000	465,351,800
3.125%, 10/15/08	125,000,000	121,250,000
3.25%, 1/15/09	400,000,000	387,937,600
3.625%, 7/15/09	335,000,000	326,350,300
3.375%, 9/15/09	150,000,000	144,925,800

		1,986,298,380
GOVERNMENT RELATED: 2.7%
Small Business Administration (504)
Series 91-20K, 8.25%, 11/1/11	562,760	586,088
Series 92-20B, 8.10%, 2/1/12	324,950	338,855
Series 92-20C, 8.20%, 3/1/12	941,879	984,427
Series 92-20D, 8.20%, 4/1/12	626,670	654,109
Series 92-20G, 7.60%, 7/1/12	1,081,193	1,122,631
Series 92-20H, 7.40%, 8/1/12	814,842	844,367
Series 92-20I, 7.05%, 9/1/12	962,256	992,800
Series 92-20J, 7.00%, 10/1/12	1,591,568	1,638,630
Series 92-20K, 7.55%, 11/1/12	1,480,802	1,537,444
Series 92-20L, 7.45%, 12/1/12	820,288	851,079
Series 93-20B, 7.00%, 2/1/13	999,776	1,031,802
Series 93-20C, 6.50%, 3/1/13	3,252,039	3,331,797
Series 93-20D, 6.75%, 4/1/13	1,309,002	1,344,428
Series 93-20E, 6.55%, 5/1/13	4,305,837	4,411,215
Series 93-20F, 6.65%, 6/1/13	1,472,696	1,511,741
Series 93-20L, 6.30%, 12/1/13	2,509,990	2,563,635
Series 94-20A, 6.50%, 1/1/14	2,610,553	2,675,887
Series 94-20D, 7.70%, 4/1/14	932,606	965,131
Series 94-20E, 7.75%, 5/1/14	2,501,538	2,611,234
Series 94-20F, 7.60%, 6/1/14	1,592,601	1,660,048
Series 94-20G, 8.00%, 7/1/14	1,033,767	1,084,629
Series 94-20H, 7.95%, 8/1/14	980,332	1,028,621
Series 94-20I, 7.85%, 9/1/14	1,238,197	1,298,238
Series 94-20K, 8.65%, 11/1/14	1,077,334	1,138,470
Series 94-20L, 8.40%, 12/1/14	1,019,753	1,075,240
Series 95-20A, 8.50%, 1/1/15	352,323	372,353
Series 95-20C, 8.10%, 3/1/15	811,034	853,821
Series 97-20E, 7.30%, 5/1/17	1,835,509	1,912,638
Series 97-20J, 6.55%, 10/1/17	2,494,759	2,569,459
Series 98-20C, 6.35%, 3/1/18	9,337,658	9,597,003
Series 98-20H, 6.15%, 8/1/18	3,300,259	3,380,276
Series 98-20L, 5.80%, 12/1/18	2,017,806	2,051,403
Series 99-20C, 6.30%, 3/1/19	2,266,447	2,332,798
Series 99-20G, 7.00%, 7/1/19	5,412,029	5,662,333
Series 99-20I, 7.30%, 9/1/19	1,713,591	1,806,786
Series 01-20G, 6.625%, 7/1/21	12,646,548	13,227,119
Series 01-20L, 5.78%, 12/1/21	30,610,009	31,236,890
Series 02-20L, 5.10%, 12/1/22	7,429,538	7,401,299
Series 04-20L, 4.87%, 12/1/24	8,473,371	8,297,101

	PAR VALUE	VALUE
Small Business Administration (504) (continued)
Series 05-20B, 4.625%, 2/1/25	$10,872,449	$10,476,954
Series 05-20C, 4.95%, 3/1/25	7,421,198	7,331,847
Series 05-20E, 4.84%, 5/1/25	22,174,634	21,643,083
Series 05-20G, 4.75%, 7/1/25	18,953,101	18,375,973
Series 05-20I, 4.76%, 9/1/25	22,372,144	21,681,973
Series 06-20A, 5.21%, 1/1/26	21,969,697	21,880,276
Series 06-20B, 5.35%, 2/1/26	6,325,406	6,348,403
Series 06-20C, 5.57%, 3/1/26	32,698,327	33,191,097
Series 06-20G, 6.07%, 7/1/26	23,890,000	24,874,853

		293,788,284

		2,280,086,664
MORTGAGE-RELATED SECURITIES: 44.0%
FEDERAL AGENCY CMO & REMIC: 3.8%
Dept. of Veterans Affairs
Trust 1995-2D 4A, 9.293%, 5/15/25	486,464	516,033
Trust 1997-2Z, 7.50%, 6/15/27	39,123,319	40,960,300
Trust 1998-1 1A, 8.183%, 10/15/27	1,277,053	1,344,749
Fannie Mae
Trust 1994-72 J, 6.00%, 6/25/23	9,000,000	9,026,927
Trust 1998-58 PX, 6.50%, 9/25/28	3,543,701	3,657,691
Trust 1998-58 PC, 6.50%, 10/25/28	19,550,440	20,173,278
Trust 2002-33 A1, 7.00%, 6/25/32	7,002,355	7,227,391
Trust 2001-T4 A1, 7.50%, 7/25/41	5,944,648	6,174,043
Trust 2001-T10 A1, 7.00%, 12/25/41	9,498,897	9,777,240
Trust 2002-90 A1, 6.50%, 6/25/42	12,872,584	13,082,826
Trust 2002-W6 2A1, 7.00%, 6/25/42	11,185,721	11,524,307
Trust 2002-W8 A2, 7.00%, 6/25/42	5,407,807	5,562,304
Trust 2003-W2 1A2, 7.00%, 7/25/42	34,819,204	35,648,225
Trust 2003-W4 3A, 7.00%, 10/25/42	10,089,456	10,393,242
Trust 2003-07 A1, 6.50%, 12/25/42	14,236,637	14,527,536
Trust 2003-W1 1A1, 6.50%, 12/25/42	21,192,662	21,591,660
Trust 2003-W1 2A, 7.50%, 12/25/42	9,590,292	9,988,965
Trust 2004-W2 5A, 7.50%, 3/25/44	48,346,645	50,632,484
Trust 2004-W8 3A, 7.50%, 6/25/44	27,013,162	28,271,726
Trust 2005-W1 1A3, 7.00%, 10/25/44	23,881,090	24,739,556
Trust 2001-79 BA, 7.00%, 3/25/45	3,114,158	3,213,623
Trust 2006-W1 1A1, 6.50%, 12/25/45	3,332,745	3,414,301
Trust 2006-W1 1A2, 7.00%, 12/25/45	21,822,631	22,666,403
Trust 2006-W1 1A3, 7.50%, 12/25/45	345,488	363,660
Trust 2006-W1 1A4, 8.00%, 12/25/45	26,109,337	27,794,512
Freddie Mac
Series 1565 G, 6.00%, 8/15/08	1,808,054	1,809,378
Series 1601 PJ, 6.00%, 10/15/08	8,612,446	8,619,626
Series (GN) 37 I, 6.00%, 6/17/22	960,992	959,630
Series 2439 LG, 6.00%, 9/15/30	12,442,984	12,509,859
Series T-48 1A, 7.102%, 7/25/33	9,637,095	9,971,794
Ginnie Mae 7.25%, 7/16/28	4,050,845	4,123,833

		420,267,102

Portfolio of Investments (unaudited)	September 30, 2006

FIXED-INCOME SECURITIES (continued)

	PAR VALUE	VALUE
FEDERAL AGENCY MORTGAGE PASS-THROUGH: 40.0%
Fannie Mae, 10 Year
5.88%, 9/1/12	$25,465,179	$26,313,444
Fannie Mae, 15 Year
5.50%, 9/1/14-12/1/18	339,083,140	340,079,116
6.00%, 4/1/13-12/1/20	764,324,384	775,753,224
6.50%, 11/1/12-11/1/18	227,981,495	233,040,562
7.00%, 7/1/08-12/1/11	2,181,134	2,213,866
7.50%, 11/1/14-8/1/17	24,037,740	24,926,261
8.00%, 8/1/10	29,414	29,527
Fannie Mae, 20 Year
6.50%, 4/1/19-10/1/24	75,330,962	77,316,879
Fannie Mae, 30 Year
4.211%, 9/1/34	23,202,937	22,605,092
4.50%, 8/1/33-11/1/33	134,347,244	126,040,164
4.504%, 1/1/35	73,428,281	72,253,970
4.603%, 10/1/34	27,435,374	27,072,007
4.679%, 1/1/36	47,223,738	46,731,557
4.713%, 8/1/34	6,141,955	6,078,136
4.793%, 1/1/36	41,929,309	41,523,204
4.838%, 8/1/35	58,288,653	57,741,552
4.893%, 12/1/35	23,809,885	23,547,972
5.00%, 3/1/34	212,680,397	205,085,078
5.005%, 9/1/35	27,279,671	27,091,934
5.043%, 7/1/35	147,739,420	147,006,938
5.055%, 4/1/35	34,177,707	33,986,985
5.50%, 5/1/34	214,613,028	212,033,126
6.00%, 3/1/33-7/1/35	830,254,803	836,246,978
6.50%, 12/1/32-1/1/34	214,909,237	219,734,799
7.00%, 4/1/32	4,540,743	4,678,208
7.50%, 9/1/07	79,154	79,225
8.00%, 1/1/12-8/1/22	230,125	235,347
Fannie Mae Multifamily DUS
Pool 760744, 4.75%, 3/1/15	13,590,000	13,191,300
Pool 555162, 4.834%, 1/1/13	17,311,459	17,026,840
Pool 555191, 4.843%, 2/1/13	19,503,250	19,187,828
Pool 555172, 5.578%, 12/1/12	3,654,401	3,722,856
Pool 545685, 6.016%, 4/1/12	29,029,273	29,875,019
Pool 545547, 6.047%, 3/1/12	16,147,172	16,706,608
Pool 545708, 6.055%, 5/1/12	2,555,373	2,645,212
Pool 545209, 6.126%, 10/1/11	29,040,241	30,061,299
Pool 545059, 6.224%, 5/1/11	22,816,170	23,641,219
Pool 323822, 6.512%, 7/1/09	5,758,240	5,893,850
Pool 160329, 7.15%, 10/1/15	1,043,040	1,123,042
Freddie Mac, 30 Year
7.50%, 10/1/08	3,290	3,293
8.00%, 1/1/08-8/1/09	10,637	10,646
Freddie Mac Gold, 15 Year
4.164%, 3/1/35	12,889,885	12,456,815
5.50%, 11/1/13-10/1/20	185,667,622	185,981,186
6.00%, 4/1/13-2/1/19	155,781,846	157,905,683
6.50%, 2/1/11-9/1/18	86,373,655	88,183,569
7.00%, 11/1/08-3/1/12	2,001,495	2,031,766
Freddie Mac Gold, 20 Year
6.50%, 7/1/21-4/1/22	5,463,118	5,608,049

	PAR VALUE	VALUE
Freddie Mac Gold, 30 Year
4.317%, 8/1/34	$16,505,866	$16,109,232
4.411%, 9/1/35	36,149,872	35,442,770
4.694%, 8/1/35	19,426,558	19,017,895
4.892%, 1/1/36	25,861,552	25,606,722
6.50%, 5/1/17 - 12/1/32	50,490,090	51,622,096
7.00%, 4/1/31	26,468,848	27,318,697
7.90%, 2/17/21	3,128,165	3,279,882
Ginnie Mae, 15 Year
7.00%, 4/15/09	618,776	624,553
Ginnie Mae, 30 Year
7.00%, 5/15/28	2,474,510	2,555,199
7.50%, 9/15/17 - 5/15/25	8,367,190	8,692,555
7.80%, 6/15/20 - 1/15/21	2,174,033	2,232,910

		4,397,203,742
PRIVATE LABEL CMO & REMIC SECURITIES: 0.2%
GSMPS Mortgage Loan Trust, Series 2004-4 1A4 8.50%, 6/25/34(b)	16,108,604	17,030,142

		4,834,500,986
CORPORATE: 33.4%
FINANCIALS: 8.1%
BankAmerica Capital II(a) 8.00%, 12/15/26, callable 2006	14,550,000	15,174,297
BankAmerica Capital VI(a) 5.625%, 3/8/35	21,450,000	19,890,928
BankAmerica Capital XI(a) 6.625%, 5/23/36	10,015,000	10,565,565
Boston Properties, Inc.
6.25%, 1/15/13	50,211,000	52,119,671
5.625%, 4/15/15	34,360,000	34,338,010
5.00%, 6/1/15	15,309,000	14,606,516
CIGNA Corp.
7.00%, 1/15/11	13,565,000	14,315,497
6.375%, 10/15/11	28,755,000	29,763,265
7.65%, 3/1/23	3,547,000	3,960,584
7.875%, 5/15/27	27,615,000	32,358,429
8.30%, 1/15/33	7,375,000	8,790,639
Citicorp Capital I(a) 7.933%, 2/15/27, callable 2007	12,000,000	12,539,568
Citicorp Capital II(a) 8.015%, 2/15/27, callable 2007	10,300,000	10,770,143
Citigroup, Inc. (First Nationwide) 10.00%, 10/1/06	4,065,000	4,065,000
EOP Operating Limited Partnership(c)
7.00%, 7/15/11	40,350,000	42,712,815
5.875%, 1/15/13	38,000,000	38,442,586
4.75%, 3/15/14	83,690,000	79,161,701
HSBC Holdings PLC 6.50%, 5/2/36	27,625,000	29,325,540
JPMorgan Chase (Bank One) Capital III(a) 8.75%, 9/1/30	19,330,000	25,296,456
JPMorgan Chase Capital XVII(a) 5.85%, 8/1/35	12,660,000	12,057,219
Kaupthing Bank 7.125%, 5/19/16(b)	76,250,000	80,152,399
Safeco Corp.
4.875%, 2/1/10	15,150,000	14,993,061
7.25%, 9/1/12	18,022,000	19,731,855

Portfolio of Investments (unaudited)	September 30, 2006

FIXED-INCOME SECURITIES (continued)

	PAR VALUE	VALUE
St. Paul Travelers Companies, Inc.
8.125%, 4/15/10 (St. Paul)	$21,575,000	$23,497,699
5.00%, 3/15/13 (Travelers)	16,295,000	15,915,017
5.50%, 12/1/15	11,220,000	11,074,791
6.25%, 6/20/16	26,000,000	27,110,070
UnumProvident Corp.
7.625%, 3/1/11	20,786,000	22,175,835
6.85%, 11/15/15(b) (Unum Finance Plc)	11,700,000	12,007,090
7.19%, 2/1/28 (Unum)	11,640,000	11,119,389
7.25%, 3/15/28 (Provident Companies)	23,905,000	24,465,668
6.75%, 12/15/28 (Unum)	13,005,000	12,588,463
7.375%, 6/15/32	29,670,000	30,853,210
Wellpoint, Inc.
6.375%, 1/15/12	7,662,000	7,977,621
5.00%, 12/15/14	15,610,000	15,089,266
5.25%, 1/15/16	75,610,000	74,082,527

		893,088,390
INDUSTRIALS: 22.4%
AT&T Corp.
7.30%, 11/15/11	37,729,000	40,893,822
8.00%, 11/15/31	113,850,000	139,153,732
Comcast Corp.
5.30%, 1/15/14	74,765,000	72,809,746
5.85%, 11/15/15	24,860,000	24,852,940
5.90%, 3/15/16	33,775,000	33,790,570
6.50%, 1/15/17	35,795,000	37,364,289
Cox Communications, Inc.
5.45%, 12/15/14	104,870,000	101,299,491
Dillard’s, Inc.
6.625%, 11/15/08	4,985,000	4,991,231
7.13%, 8/1/18	24,015,000	23,534,700
7.75%, 7/15/26	21,666,000	20,853,525
7.75%, 5/15/27	12,803,000	12,354,895
7.00%, 12/1/28	28,825,000	26,338,844
Dow Chemical Co.
4.027%, 9/30/09(b)	54,087,000	52,063,876
6.00%, 10/1/12	9,875,000	10,210,404
7.375%, 11/1/29	29,514,000	34,464,649
Electronic Data Systems Corp. 6.50%, 8/1/13	51,345,000	52,085,703
Federated Department Stores, Inc. (May Department Stores)
7.625%, 8/15/13	7,155,000	7,814,684
7.60%, 6/1/25	13,500,000	14,903,797
6.70%, 9/15/28	13,870,000	13,727,888
8.75%, 5/15/29	39,997,000	49,309,861
7.875%, 3/1/30	34,645,000	39,150,686
6.90%, 1/15/32	15,465,000	15,837,227
6.70%, 7/15/34	12,360,000	12,296,593
7.875%, 8/15/36, callable 2016	7,825,000	8,359,596

	PAR VALUE	VALUE
Ford Motor Credit Co.
5.80%, 1/12/09	$30,250,000	$28,798,484
7.375%, 10/28/09	10,100,000	9,815,220
7.375%, 2/1/11	75,765,000	72,721,368
7.25%, 10/25/11	229,015,000	215,978,550
General Electric Co. 5.00%, 2/1/13	34,994,000	34,598,603
GMAC 6.875%, 9/15/11	227,980,000	226,772,162
HCA, Inc.
8.75%, 9/1/10	54,595,000	55,140,950
7.875%, 2/1/11	33,850,000	32,369,062
6.25%, 2/15/13	39,655,000	33,111,925
6.75%, 7/15/13	29,063,000	24,594,564
5.75%, 3/15/14	28,700,000	22,529,500
6.50%, 2/15/16	19,690,000	15,752,000
Hess Corp. (Amerada Hess) 7.875%, 10/1/29	33,870,000	40,025,229
Hewlett-Packard Co. 5.50%, 7/1/07	35,945,000	35,978,033
Lafarge SA 6.50%, 7/15/16	34,100,000	35,234,166
Liberty Media Corp.
8.50%, 7/15/29	19,985,000	20,312,734
4.00%, 11/15/29, exchangeable	25,500,000	16,925,625
8.25%, 2/1/30	23,150,000	23,107,566
3.75%, 2/15/30, exchangeable	38,385,000	23,894,662
Lockheed Martin Corp.
7.65%, 5/1/16	15,025,000	17,453,235
6.15%, 9/1/36(b)	16,684,000	17,483,114
Raytheon Co.
6.75%, 8/15/07	6,756,000	6,829,140
6.55%, 3/15/10	10,150,000	10,555,381
7.20%, 8/15/27	4,905,000	5,705,491
Time Warner, Inc. (AOL Time Warner)
7.625%, 4/15/31	119,983,000	132,541,621
7.70%, 5/1/32	101,284,000	113,107,692
Wyeth
6.95%, 3/15/11 (American Home Products)	8,155,000	8,671,652
5.50%, 3/15/13	10,275,000	10,322,337
5.50%, 2/1/14	110,465,000	110,674,221
Xerox Corp.
9.75%, 1/15/09	28,850,000	31,230,125
7.125%, 6/15/10	77,825,000	80,938,000
6.875%, 8/15/11	52,550,000	54,126,500
6.40%, 3/15/16	22,810,000	22,695,950
7.20%, 4/1/16	24,646,000	25,878,300

		2,464,335,911

Portfolio of Investments (unaudited)	September 30, 2006

FIXED-INCOME SECURITIES (continued)

	PAR VALUE	VALUE
TRANSPORTATION: 2.9%
Burlington Northern Santa Fe Railway
4.30%, 7/1/13	$7,883,000	$7,413,717
4.875%, 1/15/15	4,335,000	4,184,298
7.57%, 1/2/21	11,843,053	13,347,121
8.251%, 1/15/21	1,148,158	1,349,154
5.72%, 1/15/24	33,375,000	34,186,012
5.629%, 4/1/24	47,000,000	48,021,774
5.342%, 4/1/24	11,075,000	11,080,981
CSX Transportation, Inc. 9.75%, 6/15/20	10,272,000	13,853,333
FedEx Corp. 6.72%, 1/15/22	7,921,474	8,521,130
Norfolk Southern Corp.
7.70%, 5/15/17	13,515,000	15,789,858
9.75%, 6/15/20	14,188,000	19,296,730
Union Pacific Corp.
6.50%, 4/15/12	12,337,000	13,029,081
5.375%, 5/1/14	22,886,000	22,833,271
4.875%, 1/15/15	10,564,000	10,184,045
6.85%, 1/2/19	7,865,770	8,444,533
6.70%, 2/23/19	11,893,540	12,668,642
7.60%, 1/2/20	1,768,602	2,010,210
4.698%, 1/2/24	6,186,943	5,897,641
5.082%, 1/2/29	10,923,461	10,693,214
5.866%, 7/2/30	52,960,000	55,643,849

		318,448,594

		3,675,872,895

TOTAL FIXED-INCOME SECURITIES (Cost $10,773,004,914)		10,790,460,545

SHORT-TERM INVESTMENTS: 2.8%

	PAR VALUE	VALUE
SSgA Prime Money Market Fund	$10,961,614	$10,961,614
State Street Repurchase Agreement 4.75%, 10/2/06, maturity value $291,947,517 (collateralized by U.S. Treasury Securities, value $297,670,901, 8.125%-8.50%%, 8/15/19-2/15/20)	291,832,000	291,832,000

TOTAL SHORT-TERM INVESTMENTS (Cost $302,793,614)		302,793,614

TOTAL INVESTMENTS (Cost $11,075,798,528)	100.9%	11,093,254,159
OTHER ASSETS LESS LIABILITIES	(0.9%)	(96,068,259)

TOTAL NET ASSETS	100.0%	$10,997,185,900

(a)	Cumulative preferred security
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2006, all such securities in total represented $178,736,621 or 1.6% of total net assets.
(c)	EOP Operating LP is the operating partnership of Equity Office Properties Trust.

When two issuers are identified, the first name refers to the acquirer/successor obligor or guarantor, and the second name (within the parentheses) refers to the original issuer of the instrument.

CMO: Collateralized Mortgage Obligation

REMIC: Real Estate Mortgage Investment Conduit

Notes to Portfolio of Investments (unaudited)

Security valuation. The Fund’s net assets are valued as of the close of trading on the New York Stock Exchange (NYSE), generally 4:00 p.m. Eastern Time, each day that the NYSE is open for business. Fixed-income securities with original maturities of one year or more are priced on the basis of valuations furnished by pricing services which utilize both dealer-supplied valuations and electronic data processing techniques. Under certain circumstances, fixed-income securities that are not valued by pricing services are temporarily valued by the investment manager utilizing both dealer-supplied valuations and electronic data processing techniques. Valuations of fixed-income securities take into account appropriate factors such as institutional-size trading markets in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data and do not rely exclusively upon exchange or over-the-counter listed prices. Security values are not discounted based on the size of the Fund’s position. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or at the direction of the Board of Trustees. Short-term securities are valued at amortized cost which approximates current value. All securities held by the Fund are denominated in U.S. dollars.

Security transactions. Security transactions are recorded on the trade date.

Income tax matters. At September 30, 2006, the cost of investments for federal income tax purposes was equal to the cost for financial reporting purposes. Net unrealized appreciation aggregated $17,455,631, of which $138,676,036 represented appreciated securities and $121,220,405 represented depreciated securities.

Other. For more information regarding the Fund and its holdings, please see the Fund’s most recent prospectus and semi-annual report.

ITEM 2. CONTROLS AND PROCEDURES.

(a) An evaluation was performed within 90 days of the filing of this report, under the supervision of and with the participation of the registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures. Based on that evaluation, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures were effective.

(b) The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached. (EX-99.CERTS)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DODGE & COX FUNDS

By	/s/ HARRY R. HAGEY

Harry R. Hagey
Chairman—Principal Executive Officer

Date	November 10, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

DODGE & COX FUNDS

By	/s/ HARRY R. HAGEY

Harry R. Hagey
Chairman—Principal Executive Officer

By	/s/ JOHN M. LOLL

John M. Loll
Treasurer—Principal Financial Officer

Date	November 10, 2006